Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per financial statements	$ 51,727,945
Less: deemed loans not reported on Form 5500 at December 31, 2025	(1,160,892)
Plus: deemed loans not reported on Form 5500 at December 31, 2024	1,083,248
Net increase in net assets available for benefits per Form 5500	$ 51,650,301